Total revenues and other income	12 Months Ended
Dec. 31, 2022
Total revenues and other income [Abstract]
Total revenues and other income
Accounting policies
Revenue recognition
Equinor presents Revenue from contracts with customers and Other revenue as a single caption,

Revenues, in the Consolidated
statement of income.
Revenue from contracts with customers
Revenue from the sale of crude oil, natural gas, petroleum products and other merchandise is recognised when a customer obtains
control of those products, which normally is when title passes at point of delivery, based on the contractual terms of the agreements.
Each such sale normally represents a single performance obligation. In the case of natural gas,

which is delivered on a continuous
basis through pipelines, sales are completed over time in line with the delivery of the actual physical quantities.
Sales and purchases of physical commodities are presented on a gross basis as Revenues from contracts with customers and
Purchases [net of inventory variation] respectively in the Consolidated statement of income. When the contracts are deemed financial
instruments or part of Equinor’s trading activities, they are settled and presented on a net basis as Other revenue. Reference is made
to note 28 Financial instruments and fair value measurement for a description of accounting policies regarding derivatives. Sales of
Equinor’s own produced oil and gas volumes are always reflected gross as Revenue from contracts with customers.
Revenues from the production of oil and gas in which Equinor shares an interest with other companies are recognised on the basis of
volumes lifted and sold to customers during the period (the sales method). Where Equinor has lifted and sold more than the
ownership interest, an accrual is recognised for the cost of the overlift. Where Equinor has lifted and sold less than the ownership
interest, costs are deferred for the underlift.
Other revenue
Items representing a form of revenue, or which are related to revenue from contracts with customers,

are presented as Other revenue
if they do not qualify as revenue from contracts with customers. These other revenue items include taxes paid in-kind under certain
production sharing agreements (PSAs) and the net impact of commodity trading and commodity-based derivative instruments related
to sales contracts or revenue-related risk management.
Transactions with the Norwegian State
Equinor markets and sells the Norwegian State's share of oil and gas production from the

Norwegian continental shelf (NCS). The
Norwegian State's participation in petroleum activities is organised through the SDFI (the Norwegian State’s Direct

Financial
Interests). All purchases and sales of the SDFI's oil production are classified as purchases [net of inventory variation] and revenues
from contracts with customers, respectively.
Equinor sells, in its own name, but for the SDFI’s account and risk, the SDFI’s production of natural gas. These gas sales and related
expenditures refunded by the SDFI are presented net in the Consolidated financial statements. Natural gas sales made in the name of
Equinor’s subsidiaries are also presented net of the SDFI’s share in the Consolidated statement of income,

but this activity is reflected
gross in the Consolidated balance sheet.
Accounting judgement related to transactions with the Norwegian State
Whether to account for the transactions gross or net involves the use of significant accounting judgement. In making the judgement,
Equinor has considered whether it controls the State-originated crude oil volumes prior to onwards sales to third party customers.
Equinor directs the use of the volumes, and although certain benefits from the sales subsequently flow to the SDFI, Equinor
purchases the crude oil volumes from the SDFI and obtains substantially all the remaining benefits. On that basis, Equinor has
concluded that it acts as principal in these sales.
Regarding gas sales, Equinor concluded that ownership of the gas had not been transferred from the SDFI to Equinor. Although
Equinor has been granted the ability to direct the use of the volumes, all the benefits from the sales of these volumes flow to the SDFI.
On that basis, Equinor is not considered the principal in the sale of the SDFI’s natural gas volumes.
Reference is made to note 27 Related parties for detailed financial information regarding transactions performed between Equinor and
SDFI.
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Revenues from contracts with customers by geographical areas
Equinor has business operations in around 30

countries.
When attributing the line-item Revenues from contracts with customers for 2022 to the country of the legal entity executing the sale for 2022, Norway constitutes 84 % and USA constitutes 13%. For 2021 the revenues to Norway and USA constituted 81 % and 13 % respectively, and for 2020 80 % and 14 % respectively.
Revenues from contracts with customers and

other revenues
(in USD million) Note 2022 2021 2020
Crude oil 58,524 38,307 24,509
Natural gas 65,232 28,050 7,213

- European gas
58,239 24,900 5,839

- North American gas
2,884 1,783 1,010

- Other incl LNG
4,109 1,368 363
Refined products 11,093 11,473 6,534
Natural gas liquids 9,240 8,490 5,069
Transportation 1,470 921 1,083
Other sales 4,702 1,006 681
Total revenues from contracts with customers 150,262 88,247 45,088
Taxes paid in-kind 412 345 93
Physically settled commodity derivatives (2,534) (1,075) 209
Gain/(loss) on commodity derivatives 739 951 108
Change in fair value of trading inventory (194) 0 0
Other revenues 319 276 256
Total other revenues (1,258) 497 665
Revenues 149,004 88,744 45,753
Net income/(loss) from equity accounted investments 15 620 259 53
Other income 6 1,182 1,921 12
Total revenues and other income 150,806 90,924 45,818